EQUINOX FUNDS TRUST

February 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Equinox Funds Trust – Equinox Aspect Core Diversified Strategy Fund, Equinox BH-DG Strategy Fund,

Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund

Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A

Registration File Nos. 333-168569 and 811-22447

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Equinox Funds Trust (the “Trust”), on behalf of its series the Equinox Aspect Core Diversified Strategy Fund, Equinox BH-DG Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the prospectuses and statements of additional information dated February 1, 2018 that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on January 30, 2018 (SEC Accession No. 0001193125-18-024186).

Questions related to this filing should be directed to John M. Ford of Pepper Hamilton LLP at (215) 981-4750.

Very truly yours,

/s/ Robert Enck
Robert Enck
President

cc:	Mr. John M. Ford, Esq.